Schedule of Investments PIMCO Flexible Municipal Income Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 63.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
City of Woodland 4.400% due 09/01/2034 «(g)	$15,935	$15,168
Fairbanks Square Affordable Housing 6.070% due 10/01/2030 «	6,148	6,435

Total Loan Participations and Assignments (Cost $21,645)		21,603

CORPORATE BONDS & NOTES 1.8%
BANKING & FINANCE 0.8%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	10,000	9,860
Credit Suisse AG AT1 Claim ^	3,000	315
Reagan Ranch Development LLC 8.500% due 09/01/2031 «	8,500	7,979
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (d)	11,346	2,841
VM Fund LLC 8.625% due 02/28/2031 «	1,458	1,395

		22,390

INDUSTRIALS 1.0%
Adventist Health System 3.630% due 03/01/2049	5,000	3,266
CommonSpirit Health 4.187% due 10/01/2049	7,000	5,232
Cottage Health Obligated Group 3.304% due 11/01/2049	4,160	2,757
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,000	1,367
Toledo Hospital
4.982% due 11/15/2045	1,000	590
5.325% due 11/15/2028	4,350	3,447
Tower Health 4.451% due 02/01/2050	12,250	5,513
Wild Rivers Water Park 8.500% due 11/01/2051	5,300	3,962

		26,134

Total Corporate Bonds & Notes (Cost $54,474)		48,524

MUNICIPAL BONDS & NOTES 55.9%
ALABAMA 1.5%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	3,520	3,321
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,950	3,028
5.500% due 06/01/2049	3,840	3,918
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,000	1,034
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2050 (e)	2,500	2,626
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2046 (e)	1,000	1,052
6.500% due 10/01/2053	6,325	6,643
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,375	1,310
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	489
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	6,100	6,165
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	11,383	10,408

		39,994

ALASKA 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 03/01/2025 (d)	2,400	2,199

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	5,450	5,455

		7,654

ARIZONA 0.7%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2033	500	299
4.500% due 01/01/2039	1,615	855
4.500% due 01/01/2049	1,000	542
5.000% due 01/01/2030	645	451
5.000% due 01/01/2054	3,000	1,729
5.125% due 01/01/2054	3,000	1,463
Arizona Industrial Development Authority Revenue Bonds, Series 2021
6.000% due 07/01/2051 ^(b)	1,500	90
7.750% due 01/01/2054 ^(b)	1,250	621
Arizona Industrial Development Authority Revenue Notes, Series 2019
5.000% due 01/01/2027	555	448
5.000% due 01/01/2028	585	453
5.000% due 01/01/2029	1,510	1,187
Arizona Industrial Development Authority Revenue Notes, Series 2021 5.500% due 07/01/2031 ^(b)	325	19
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022 5.000% due 09/01/2052	7,050	7,131
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	1,500	1,252
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2016 3.500% due 07/01/2026	790	758
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	3,000	2,949

		20,247

ARKANSAS 0.4%
Arkansas Development Finance Authority Revenue Bonds, Series 2020 4.750% due 09/01/2049	7,785	7,237
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 5.250% due 03/01/2053	3,000	3,063

		10,300

CALIFORNIA 7.6%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2047 (e)	4,500	2,164
0.000% due 10/01/2050 (e)	2,000	957
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	315	311
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	3,905	3,687
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	6,200	6,258
5.250% due 01/01/2054	6,650	6,639
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	11,085	8,829
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	1,445	1,148
4.000% due 02/01/2056	8,705	6,026
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,500	1,916
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (d)	5,200	771
California Department of Water Resources State Revenue Bonds, Series 2020 1.789% due 12/01/2035	2,135	1,435
California Department of Water Resources State Revenue Bonds, Series 2021 2.132% due 12/01/2033	1,000	746
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
3.650% due 01/01/2050	17,215	17,110
8.000% due 01/01/2050	10,000	9,987
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	2,955	140
4.000% due 05/01/2051	3,685	3,047
4.680% (MUNIPSA) due 12/01/2050 ~	1,750	1,701
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	2,000	2,048
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	2,000	2,065
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,000	836
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	3,655	3,195
4.000% due 09/01/2050 (g)	2,000	1,539
California Municipal Finance Authority Revenue Notes, Series 2021 3.637% due 07/01/2030	1,475	1,250
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039 ^(b)	2,500	125

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

California Pollution Control Financing Authority Revenue Notes, Series 2019 6.750% due 12/01/2028 ^(b)	3,275	1,965
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,500	1,551
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	2,710	2,668
California State General Obligation Bonds, Series 2023 5.250% due 09/01/2053	4,100	4,355
California State University Revenue Bonds, Series 2021 2.144% due 11/01/2033	1,500	1,124
California State University Revenue Bonds, Series 2023 5.250% due 11/01/2053	3,000	3,199
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	2,715	2,085
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	3,065	2,364
CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	5,500	4,182
4.000% due 12/01/2045	3,500	2,599
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	1,000	702
3.100% due 07/01/2045	2,500	1,779
3.400% due 10/01/2046	1,290	939
3.500% due 10/01/2046	4,200	2,990
4.000% due 07/01/2056	5,695	3,800
4.000% due 08/01/2056	3,795	2,674
4.000% due 10/01/2056	2,000	1,352
4.000% due 02/01/2057	5,500	3,662
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (e)	11,000	4,879
4.300% due 07/01/2059	5,000	3,789
5.000% due 09/01/2037	2,725	2,571
Firebaugh, California Revenue Notes, Series 2019 2.050% due 08/01/2029	1,250	1,051
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2019 4.094% due 01/15/2049	2,500	1,914
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	123,645	10,742
2.746% due 06/01/2034	1,100	867
3.850% due 06/01/2050	9,840	8,944
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,900	1,930
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	3,070	2,821
Irvine Facilities Financing Authority, California Special Tax Bonds, (Bam Insured), Series 2023 0.000% due 09/01/2050 (d)	1,250	292
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.250% due 06/01/2047	2,000	2,037
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	4,000	3,680
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	2,850	2,533
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (d)	4,000	1,171
River Islands Public Financing Authority, California Special Tax, Series 2022 5.750% due 09/01/2052	3,000	2,768
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2042	4,500	4,161
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,000	773
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014 5.000% due 05/01/2044	8,000	7,885
San Francisco, California Special Tax District, City & County Special Tax Notes, Series 2021 4.000% due 09/01/2031	150	141
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	6,000	5,503
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (d)	28,500	3,670
4.000% due 06/01/2049	1,750	1,492
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (d)	1,000	183
5.000% due 06/01/2031	500	530
5.000% due 06/01/2048	1,415	1,412

		205,659

COLORADO 1.3%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	4,000	3,404
Bradley Heights Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021 4.750% due 12/01/2051	5,750	4,078
Clear Creek Transit Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2050	1,000	812
7.900% due 12/15/2050	1,125	970
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	807

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Colorado Health Facilities Authority Revenue Bonds, Series 2022 5.500% due 11/01/2047	4,000	4,070
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (e)	6,375	3,315
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,250	1,149
Dominion Water & Sanitation District, Colorado Revenue Notes, Series 2022
5.000% due 12/01/2027	2,185	2,137
5.250% due 12/01/2032	3,170	3,052
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,500	2,292
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,500	1,995
Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021 4.000% due 12/01/2036	1,250	1,004
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2038	1,150	1,056
Reunion Metropolitan District, Colorado Revenue Bonds, Series 2021 3.625% due 12/01/2044	1,962	1,360
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,915	2,355
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	1,000	723
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	500	373
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2040	1,000	913

		35,865

DELAWARE 1.1%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
4.942% due 04/01/2039	4,655	4,494
5.022% due 04/01/2039	21,460	19,055
7.120% due 04/01/2039	3,785	3,378
7.570% due 04/01/2039	865	806
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,500	2,273

		30,006

DISTRICT OF COLUMBIA 0.3%
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2013 5.000% due 10/01/2048	7,500	7,500

FLORIDA 1.2%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.375% due 05/01/2043	3,000	2,835
Babcock Ranch Community Independent Special, Florida Special Assessment Bonds, Series2022 5.000% due 05/01/2053	1,500	1,303
Capital Projects Finance Authority, Florida Revenue Bonds, Series 2020
5.000% due 10/01/2031	1,500	1,523
5.000% due 10/01/2032	1,350	1,367
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2030	1,600	1,627
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(b)	500	150
5.000% due 07/01/2043 ^(b)	250	12
5.250% due 07/01/2048 ^(b)	250	12
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2035 (d)	2,680	1,169
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2021 0.000% due 01/01/2061 (d)	5,760	255
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2041	3,000	2,398
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	5,000	4,993
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	2,000	2,040
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	1,500	1,475
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2035 (d)	1,250	684
Palm Beach County, Florida Revenue Bonds, Series 2021 5.000% due 06/01/2057	500	402
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	2,130	2,086
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2036	1,000	825
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (d)	1,000	338
0.000% due 09/01/2045 (d)	1,850	516
5.000% due 07/01/2031	350	362
5.000% due 07/01/2034	275	285
5.000% due 07/01/2035	650	671

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 5.250% due 05/01/2054	3,500	3,341
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2023 4.250% due 05/01/2028	500	492

		31,161

GEORGIA 2.4%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2036	3,000	2,857
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(b)	400	180
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,800	2,285
Burke County, Georgia Development Authority Revenue Bonds, Series 2013 2.925% due 11/01/2053	1,000	988
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	5,000	4,041
Development Authority of Burke County, Georgia Revenue Bonds, Series 1994 2.150% due 10/01/2032	1,000	977
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,000	946
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2021 4.000% due 04/01/2056	2,000	1,226
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	3,500	3,409
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2023
5.000% due 09/01/2053	1,325	1,340
5.000% due 12/01/2053	6,100	6,173
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 4.478% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,000	1,001
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	6,350	6,068
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 5.000% due 12/01/2052	10,500	10,485
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	5,000	4,962
5.000% due 07/01/2053	1,500	1,515
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	1,683
5.000% due 01/01/2049	6,000	5,817
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	8,000	7,128
Municipal Electric Authority of Georgia Revenue Bonds, Series 2023 5.500% due 07/01/2064	2,000	2,005

		65,086

GUAM 0.1%
Guam Department of Education Certificates of Participation Notes, Series 2020 4.250% due 02/01/2030	1,500	1,394

IDAHO 0.2%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	7,000	5,052

ILLINOIS 2.4%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2029	2,780	2,774
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2052	1,000	985
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.250% due 01/01/2056	1,000	1,026
5.500% due 01/01/2055	12,000	12,265
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2034	1,200	1,125
Chicago, Illinois Certificates of Participation Bonds, Series 2016 5.000% due 03/15/2034	1,835	1,751
Chicago, Illinois Waterworks Revenue Bonds, Series 2014 4.000% due 11/01/2032	50	50
Illinois Finance Authority Revenue Bonds, Series 2017 5.125% due 02/15/2045 ^(b)	250	67
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	2,100	1,876
Illinois Finance Authority Revenue Bonds, Series 2020
3.510% due 05/15/2041	2,070	1,484
4.000% due 08/15/2039	5,370	4,954
4.000% due 08/15/2040	3,500	3,246
Illinois Sales Tax State Revenue Notes, Series 2021 5.000% due 06/15/2031	2,000	2,097
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	947	987
Illinois State General Obligation Bonds, Series 2014 5.250% due 02/01/2029	950	951

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Illinois State General Obligation Bonds, Series 2020 4.000% due 10/01/2034	3,400	3,238
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	1,500	1,500
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	4,500	4,797
Illinois State General Obligation Notes, Series 2022
5.000% due 03/01/2024	3,000	3,009
5.000% due 03/01/2025	2,040	2,063
5.000% due 03/01/2026	4,000	4,081
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,215	3,217
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2034 (d)	1,000	611
0.000% due 12/15/2037 (d)	2,000	992
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 4.000% due 12/15/2047	765	632
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	1,850	1,557
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2023 5.000% due 01/01/2036	1,800	1,856
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,500	1,571

		64,762

INDIANA 1.8%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	7,250	7,065
Indiana Finance Authority Revenue Bonds, Series 2009 4.450% due 11/01/2039	10,000	10,000
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	3,000	2,698
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	10,885	7,933
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	6,000	5,991
Indiana Finance Authority Revenue Notes, Series 2021 1.400% due 08/01/2029	2,000	1,642
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	1,150	1,127
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	1,000	980
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	12,500	12,174

		49,610

IOWA 1.1%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 4.750% due 08/15/2032	3,675	3,675
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 7.718% due 08/15/2029	6,285	6,285
Iowa Finance Authority Revenue Bonds, Series 2018 4.550% due 07/01/2041	10,000	10,000
Iowa Finance Authority Revenue Bonds, Series 2021 1.500% due 01/01/2042	4,500	4,410
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	5,640	5,036
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (d)	15,000	1,437

		30,843

KENTUCKY 0.5%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016 6.000% due 11/15/2036	685	556
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.000% due 07/01/2050	4,000	2,932
Kentucky Economic Development Finance Authority Revenue Notes, Series 2021 4.250% due 07/01/2031	1,380	1,173
Kentucky Public Energy Authority Revenue Bonds, Series 2022 4.758% (SOFRRATE) due 08/01/2052 ~	3,900	3,700
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2034	1,250	1,199
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2022 5.000% due 09/01/2041	5,000	5,220

		14,780

LOUISIANA 0.4%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2021 2.500% due 04/01/2036	1,595	1,209
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 0.000% due 10/01/2029 (e)	305	309

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 07/01/2042	2,565	2,631
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,200	2,343
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	2,500	2,540
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	2,750	2,700

		11,732

MARYLAND 0.3%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,080	1,087
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2050	2,500	1,904
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.052% due 07/01/2040	2,500	1,744
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
3.762% due 01/01/2043	2,000	1,334
4.000% due 06/01/2036	200	187
Maryland State Transportation Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046	2,100	2,169

		8,425

MASSACHUSETTS 0.3%
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	6,000	5,918
Massachusetts Development Finance Agency Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	838
5.000% due 07/01/2032	250	261
Massachusetts Development Finance Agency Revenue Notes, Series 2021 5.000% due 07/01/2030	150	157

		7,174

MICHIGAN 1.4%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	10,191	7,186
Detroit, Michigan General Obligation Bonds, Series 2023 6.000% due 05/01/2039	1,400	1,502
Detroit, Michigan General Obligation Notes, Series 2021 2.189% due 04/01/2024	400	390
Detroit, Michigan General Obligation Notes, Series 2023 5.250% due 05/01/2025	1,750	1,763
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.291% (TSFR3M) due 07/01/2032 ~	2,930	2,720
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2020 2.365% due 07/01/2032	2,000	1,577
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (d)	5,000	1,121
0.000% due 06/01/2065 (d)	30,650	2,518
5.000% due 06/01/2040	4,895	4,998
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,100	858
Michigan State Building Authority Revenue Bonds, Series 2023 4.000% due 10/15/2047	2,000	1,739
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (d)	38,000	3,840
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2046	7,500	7,747

		37,959

MINNESOTA 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,000	1,042
5.000% due 01/01/2036	1,900	1,952

		2,994

MISSOURI 0.1%
Cape Girardeau County, Missouri Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 03/01/2046	1,400	1,125
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2044	2,200	1,843

		2,968

NEVADA 0.2%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	3,445	3,024

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (d)	29,000	3,165

		6,189

NEW HAMPSHIRE 0.6%
New Hampshire Business Finance Authority Revenue Bonds, Series 2018 4.355% (MUNIPSA) due 10/01/2033 ~	1,000	986
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	8,596	8,046
New Hampshire Business Finance Authority Revenue Notes, Series 2019 2.150% due 09/01/2025	1,000	983
New Hampshire Business Finance Authority Revenue Notes, Series 2023 5.087% due 07/20/2027	5,445	5,440
New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2017 4.125% due 07/01/2024 ^(b)	864	190

		15,645

NEW JERSEY 1.1%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	890	911
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	915
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2036	2,500	2,617
New Jersey Economic Development Authority Revenue Notes, Series 2017 5.000% due 06/15/2027	1,450	1,501
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	5,000	4,867
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (d)	2,000	1,318
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 4.000% due 12/15/2031	3,000	2,975
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 4.250% due 06/15/2040	10,000	9,402
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	2,840	2,643
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	5,000	3,372

		30,521

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	8,440	6,948

NEW YORK 5.2%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	7,135	5,940
Build NYC Resource Corp., New York Revenue Bonds, Series 2022 5.750% due 06/01/2042	1,000	1,006
Build NYC Resource Corp., New York Revenue Notes, Series 2022 5.000% due 06/01/2032	200	200
Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022 3.125% due 09/25/2036	1,972	1,584
Long Island Power Authority, New York Revenue Bonds, Series 2021 1.500% due 09/01/2051	2,560	2,331
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 4.058% due 03/01/2026	3,000	2,991
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2029	1,750	1,841
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 4.750% due 02/01/2045	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2040	5,000	4,635
4.000% due 05/01/2042	5,000	4,561
New York City Water & Sewer System, New York Revenue Bonds, Series 2012 4.100% due 06/15/2046	38,000	38,000
New York City, New York General Obligation Bonds, Series 2012 4.170% due 04/01/2042	5,000	5,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048 (a)	3,200	3,364
5.250% due 06/15/2053 (a)	4,400	4,602
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	1,000	936
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (d)	26,000	1,775
0.000% due 06/01/2060 (d)	90,000	3,328
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	12,000	11,128
5.375% due 11/15/2040	2,500	2,412
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	2,000	1,622

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2034	1,100	1,109
5.000% due 01/01/2036	500	498
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.250% due 08/01/2031	2,360	2,389
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	2,000	2,007
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	8,000	7,725
New York Transportation Development Corp. Revenue Notes, Series 2021 2.250% due 08/01/2026	1,970	1,860
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.500% due 08/01/2052	2,000	2,083
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (d)	62,170	5,795
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	7,245	6,876
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020 5.000% due 11/15/2054	1,500	1,513
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,250	1,105
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2019 5.000% due 10/15/2054	930	775

		140,991

NORTH CAROLINA 0.6%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 4.650% due 01/15/2038	7,345	7,345
North Carolina Department of Transportation Revenue Bonds, Series 2015 5.000% due 06/30/2054	9,000	8,191

		15,536

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021
6.625% due 12/15/2031 ^(b)	1,500	750
7.000% due 12/15/2043 ^(b)	1,000	500

		1,250

OHIO 2.9%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	2,470	2,471
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	25,765	2,518
5.000% due 06/01/2055	1,645	1,419
Cleveland-Cuyahoga County, Ohio Port Authority Tax Allocation Bonds, Series 2021 4.000% due 12/01/2055	985	727
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019 5.000% due 12/01/2044	1,000	867
Franklin County, Ohio Revenue Bonds, Series 2009 4.080% due 11/15/2041	30,000	30,000
Franklin County, Ohio Revenue Bonds, Series 2019 4.000% due 12/01/2044	1,575	1,391
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	13,000	11,175
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2034	1,425	1,524
Montgomery County, Ohio Revenue Bonds, Series 2018 6.250% due 04/01/2049 ^(b)	3,185	701
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015 4.250% due 11/01/2040	2,000	1,945
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	9,000	8,808
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	1,000	966
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	1,000	836
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	11,350	9,570
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	2,700	1,863
Southern Ohio Port Authority Revenue Notes, Series 2020
6.250% due 12/01/2025	1,500	1,051
6.500% due 12/01/2030	1,500	1,043

		78,875

OKLAHOMA 0.2%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2036	1,230	1,062

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	6,000	4,577

		5,639

OREGON 0.1%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	287
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2020 5.375% due 11/15/2055	750	654
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2034 (d)	1,850	1,141
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	3,900	20
Oregon State Business Development Commission Revenue Bonds, Series 2018 6.500% due 04/01/2031 ^(b)	8,500	43
Oregon State Business Development Commission Revenue Bonds, Series 2020 9.000% due 04/01/2037 ^(b)	5,230	26

		2,171

PENNSYLVANIA 2.5%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	5,940	5,642
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	1,875	2,081
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	1,000	908
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	2,000	1,684
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 5.080% (MUNIPSA) due 08/15/2038 ~(g)	2,900	2,866
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,000	1,734
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,105	1,430
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.450% due 10/01/2034	5,000	4,988
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2039	1,375	1,244
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2000 4.020% due 12/01/2030	2,710	2,710
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	2,000	2,102
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	6,695	6,710
5.000% due 12/31/2038	1,150	1,109
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 3.000% due 04/01/2039	3,000	2,286
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	5,000	5,465
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	500	488
5.500% due 06/30/2040	5,000	5,213
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023 5.000% due 07/01/2042	2,000	1,895
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021 4.000% due 12/01/2051	1,500	1,295
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 4.000% due 12/01/2040	1,400	1,295
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	2,500	2,102
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, (AGM Insured), Series 2023 5.000% due 09/01/2043	3,000	3,100
Washington County, Pennsylvania Authority Revenue Bonds, Series 2004 3.850% due 07/01/2034	9,770	9,770

		68,117

PUERTO RICO 5.7%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (d)	87,500	5,522
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	33,337	17,335
0.000% due 11/01/2051	73,356	34,223
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2037	1,000	842
4.000% due 07/01/2041	16,500	13,313
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.625% due 07/01/2027	2,758	2,833
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	24,461	19,813
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2030 ^(b)	300	76
5.250% due 07/01/2040 ^(b)	1,500	379

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Puerto Rico Electric Power Authority Revenue Bonds, Series 2012 5.000% due 07/01/2029 ^(b)	3,500	884
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (e)	26,078	16,201
5.000% due 07/01/2062	2,189	2,096
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (d)	1,422	919
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	63,410	16,426
0.000% due 07/01/2051 (d)	95,339	17,782
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	4,493	4,145

		152,789

RHODE ISLAND 0.6%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007
0.000% due 06/01/2052 (d)	1,700	254
4.500% due 06/01/2045	3,170	2,929
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,500	4,465
5.000% due 06/01/2050	10,000	9,366

		17,014

SOUTH CAROLINA 0.1%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2021 6.500% due 06/01/2051	500	358
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2023 7.500% due 11/15/2053	2,500	2,399
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.784% due 12/01/2041	1,000	968

		3,725

TENNESSEE 1.9%
Franklin Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2017 6.500% due 06/01/2027 ^(b)	2,620	550
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.500% due 07/01/2037 ^(b)	1,420	951
5.625% due 01/01/2046 ^(b)	1,900	1,089
Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, (FNMA Insured), Series 2021 4.875% due 10/01/2038	5,000	4,827
Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, Series 2021 0.000% due 06/01/2043 (d)	2,000	640
Public Building Authority of Blount County Tennessee Revenue Bonds, Series 2005 4.500% due 06/01/2034	20,000	20,000
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	2,150	1,500
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,185	9,752
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	5,750	5,843
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	5,000	4,958

		50,110

TEXAS 3.9%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	2,675	1,691
12.000% due 12/01/2045	9,000	7,514
Austin, Texas Airport System Revenue Notes, Series 2022 5.000% due 11/15/2030	1,750	1,824
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,000	895
9.000% due 03/01/2039	2,460	2,543
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042	3,000	2,829
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	7,000	6,813
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,250	2,049
6.500% due 07/01/2026	2,750	2,564
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021 4.000% due 01/01/2036	2,000	1,920
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (d)	10,000	4,700
5.000% due 08/15/2042	1,000	945
City of Corpus Christi, Texas Utility System Revenue Bonds, Series 2022 5.000% due 07/15/2052	5,000	5,065
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,000	2,573

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2026	1,000	1,000
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	3,000	2,888
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2020 2.130% due 10/01/2033	1,500	1,137
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2048	4,300	4,507
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,000	2,524
Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023 5.000% due 07/01/2038	1,750	1,789
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2036 ^	2,065	1,414
5.000% due 07/01/2046 ^	2,750	1,884
5.000% due 07/01/2046 ^(b)	3,000	1,500
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 5.000% due 07/01/2047 ^	1,500	975
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	306
5.000% due 12/01/2054	250	212
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.250% due 01/01/2042	3,000	2,187
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Notes, Series 2016 4.000% due 07/01/2024 ^ (b)	40	20
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	250	244
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020 4.000% due 01/01/2050	6,000	4,044
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2021 2.750% due 01/01/2036	1,750	1,200
Port Beaumont Navigation District, Texas Revenue Notes, Series 2021 2.500% due 01/01/2030	1,000	808
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	4,000	3,536
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/01/2046	5,000	5,166
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	4,000	3,948
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2023 5.500% due 07/01/2053	4,495	4,640
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% (US0003M) due 12/15/2026 ~	3,000	2,908
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	4,400	4,407
5.000% due 10/15/2057	1,750	1,798
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048 (a)	3,100	3,145
5.000% due 10/15/2058 (a)	2,100	2,161

		104,273

U.S. VIRGIN ISLANDS 0.1%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022 5.000% due 10/01/2032	1,540	1,528

UTAH 0.2%
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2052	6,500	4,456
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	2,500	2,014

		6,470

VIRGINIA 0.9%
Carilion Clinic Obligated Group, Virginia Revenue Bonds, Series 2020 4.000% due 07/01/2051	5,725	4,907
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	8,950	8,184
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021 4.000% due 01/01/2041	455	405
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2052	440	418
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (d)	29,035	581
5.000% due 07/01/2034	7,845	7,102
7.500% due 07/01/2052	4,044	2,427

		24,024

WASHINGTON 0.3%
Grant County, Washington Public Utility District No 2 Revenue Bonds, Series 2023 5.000% due 01/01/2042	1,720	1,795

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	5,850	5,393

		7,188

WEST VIRGINIA 0.5%
Montgomery County, West Virginia Tax Allocation Notes, Series 2023 5.000% due 06/01/2033	500	498
Montgomery County, West Virginia Tax Allocation, Series 2023
5.750% due 06/01/2043	1,000	1,013
6.000% due 06/01/2053	1,500	1,538
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)	70,100	5,533
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	4,935	4,476

		13,058

WISCONSIN 2.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	8,000	5,600
7.000% due 01/01/2050	1,000	1,034
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	2,000	1,230
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	1,500	1,131
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
5.000% due 01/01/2055	1,000	751
5.250% due 03/01/2045	1,500	1,250
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	4,660	206
4.000% due 09/30/2051	985	727
4.000% due 03/31/2056	4,000	2,895
4.500% due 06/01/2056	7,670	5,172
5.000% due 07/01/2037	500	483
5.000% due 07/01/2039	500	472
5.000% due 07/01/2041	500	465
5.250% due 07/01/2061	1,450	1,104
5.625% due 06/01/2050	2,015	1,688
6.500% due 09/01/2036	455	388
6.500% due 06/01/2045	3,100	2,554
Public Finance Authority, Wisconsin Revenue Notes, Series 2023 0.000% due 09/01/2029 (d)	1,000	629
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.650% due 04/01/2048	10,000	10,000
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2033 (d)	2,755	1,744
0.000% due 12/15/2045 (d)	17,000	5,455
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,000	3,396
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 08/15/2046	4,000	3,432
4.500% due 04/01/2035	15,000	15,000

		66,806

Total Municipal Bonds & Notes (Cost $1,625,214)		1,510,032

U.S. GOVERNMENT AGENCIES 0.5%
Freddie Mac
2.990% due 04/25/2043 ~	3,700	2,832
3.790% due 07/01/2040	4,218	3,590
3.850% due 07/01/2039	4,985	4,322
4.900% due 02/01/2040	3,000	2,867

Total U.S. Government Agencies (Cost $14,304)		13,611

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Freddie Mac 4.140% due 01/25/2040	7,978	7,003

Total Non-Agency Mortgage-Backed Securities (Cost $7,487)		7,003

ASSET-BACKED SECURITIES 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority 5.198% due 12/01/2039	3,300	3,160

Total Asset-Backed Securities (Cost $3,300)		3,160

	SHARES
MUTUAL FUNDS 0.8%
BlackRock MuniHoldings California Quality Fund, Inc.	420,229	4,017
BlackRock MuniHoldings Fund, Inc.	167,840	1,730

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

BlackRock MuniVest Fund, Inc.	400,900	2,429
BlackRock MuniYield Quality Fund III, Inc.	198,534	1,896
BlackRock New York Municipal Income Trust	40,759	371
Nuveen California Quality Municipal Income Fund	401,979	3,879
Nuveen Municipal Credit Income Fund	299,280	3,122
Nuveen Quality Municipal Income Fund	300,646	3,049

Total Mutual Funds (Cost $30,060)		20,493

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(f)	6,875,000	6,016
5.000% due 08/01/2024 •(f)	800,000	777
SVB Financial Group 4.100% due 02/15/2031 ^(b)(f)	3,050,000	110

Total Preferred Securities (Cost $9,539)		6,903

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.9%
U.S. TREASURY BILLS 2.9%
5.399% due 10/03/2023 - 11/09/2023 (a)(c)(d)(i)	78,600	78,432

Total Short-Term Instruments (Cost $78,432)		78,432

Total Investments in Securities (Cost $1,844,455)		1,709,761

Total Investments 63.3% (Cost $1,844,455)		$1,709,761
Remarketable Variable Rate MuniFund Term Preferred Shares (14.8)%		(399,339)
Financial Derivative Instruments (h) (0.0)%(Cost or Premiums, net $0)		(69)
Other Assets and Liabilities, net 51.5%		1,392,518

Net Assets Applicable to Common Shareholders 100.0%		$2,702,871

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Security becomes interest bearing at a future date.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	11/22/2022	$1,606	$1,539	0.06%
City of Woodland	4.400	09/01/2034	07/26/2023	15,180	15,168	0.56
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	5.080	08/15/2038	09/14/2021	2,960	2,866	0.11

$19,746	$19,573	0.73%

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Long-Term Bond December Futures	12/2023	85	$(9,681)	$564	$0	$(24)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	119	(14,155)	1,046	0	(45)

Total Futures Contracts	$1,610	$0	$(69)

(i)

Securities with an aggregate market value of $516 and cash of $3,697 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$21,603	$21,603
Corporate Bonds & Notes
Banking & Finance	0	3,156	19,234	22,390
Industrials	0	26,134	0	26,134
Municipal Bonds & Notes
Alabama	0	39,994	0	39,994
Alaska	0	7,654	0	7,654
Arizona	0	20,247	0	20,247
Arkansas	0	10,300	0	10,300
California	0	205,659	0	205,659
Colorado	0	35,865	0	35,865
Delaware	0	30,006	0	30,006
District of Columbia	0	7,500	0	7,500
Florida	0	31,161	0	31,161
Georgia	0	65,086	0	65,086

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Guam	0	1,394	0	1,394
Idaho	0	5,052	0	5,052
Illinois	0	64,762	0	64,762
Indiana	0	49,610	0	49,610
Iowa	0	30,843	0	30,843
Kentucky	0	14,780	0	14,780
Louisiana	0	11,732	0	11,732
Maryland	0	8,425	0	8,425
Massachusetts	0	7,174	0	7,174
Michigan	0	37,959	0	37,959
Minnesota	0	2,994	0	2,994
Missouri	0	2,968	0	2,968
Nevada	0	6,189	0	6,189
New Hampshire	0	15,645	0	15,645
New Jersey	0	30,521	0	30,521
New Mexico	0	6,948	0	6,948
New York	0	140,991	0	140,991
North Carolina	0	15,536	0	15,536
North Dakota	0	1,250	0	1,250
Ohio	0	78,875	0	78,875
Oklahoma	0	5,639	0	5,639
Oregon	0	2,171	0	2,171
Pennsylvania	0	68,117	0	68,117
Puerto Rico	0	152,789	0	152,789
Rhode Island	0	17,014	0	17,014
South Carolina	0	3,725	0	3,725
Tennessee	0	50,110	0	50,110
Texas	0	104,273	0	104,273
U.S. Virgin Islands	0	1,528	0	1,528
Utah	0	6,470	0	6,470
Virginia	0	24,024	0	24,024
Washington	0	7,188	0	7,188
West Virginia	0	13,058	0	13,058
Wisconsin	0	66,806	0	66,806
U.S. Government Agencies	0	13,611	0	13,611
Non-Agency Mortgage-Backed Securities	0	7,003	0	7,003
Asset-Backed Securities	0	3,160	0	3,160
Mutual Funds	20,493	0	0	20,493
Preferred Securities
Banking & Finance	0	6,903	0	6,903
Short-Term Instruments
U.S. Treasury Bills	0	78,432	0	78,432

Total Investments	$20,493	$1,648,431	$40,837	$1,709,761

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(69)	$0	$(69)

Total Financial Derivative Instruments	$0	$(69)	$0	$(69)

Totals	$20,493	$1,648,362	$40,837	$1,709,692

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:
Category and Subcategory	Beginning Balance at 12/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$22,792	$(1,133)	$(12)	$(2)	$(42)	$0	$0	$21,603	$(42)
Corporate Bonds & Notes
Banking & Finance	19,488	0	(235)	3	5	(27)	0	0	19,234	(30)
Industrials	4,492	0	0	2	0	(532)	0	(3,962)	0	0

Totals	$23,980	$22,792	$(1,368)	$(7)	$3	$(601)	$0	$(3,962)	$40,837	$(72)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$21,603	Discounted Cash Flow	Discount Rate	5.279 - 5.321	5.039
Corporate Bonds & Notes
Banking & Finance	19,234	Discounted Cash Flow	Discount Rate	11.693	10.690

Total	$40,837

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	TSFR3M	Term SOFR 3-Month	US0003M	ICE 3-Month USD LIBOR
SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	SGI	Syncora Guarantee, Inc.
BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.
FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
BABs	Build America Bonds	TBA	To-Be-Announced